GOODWILL (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Changes in the carrying amount of goodwill
Goodwill	¥ 1,036,124	¥ 1,036,124		$ 158,793
Impairment of goodwill	¥ 0	¥ 0	¥ 0